additional statement of cash flow information (Tables)	6 Months Ended
Jun. 30, 2021
additional statement of cash flow information
Schedule of operating activities and investing activities

		Three months		Six months
Periods ended June 30 (millions)	Note	2021	2020	2021	2020
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(61)	$(1)	$25	$24
Inventories		58	33	44	102
Contract assets		8	114	27	199
Prepaid expenses		5	52	(123)	5
Accounts payable and accrued liabilities		134	210	31	90
Income and other taxes receivable and payable, net		(5)	67	(85)	145
Advance billings and customer deposits		(2)	1	(4)	16
Provisions		(14)	(72)	(2)	(117)
		$123	$404	$(87)	$464
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(753)	$(693)	$(1,335)	$(1,295)
Intangible assets subject to amortization	18	(214)	(174)	(376)	(324)
		(967)	(867)	(1,711)	(1,619)
Additions arising from leases	17	55	110	113	192
Additions arising from non-monetary transactions		(1)	1	—	6
Capital expenditures	5	(913)	(756)	(1,598)	(1,421)
Other non-cash items included above
Change in associated non-cash investing working capital		142	62	77	(53)
		$(771)	$(694)	$(1,521)	$(1,474)

Schedule of changes in liabilities arising from financing activities

		Statement of cash flows		Non-cash changes
				Foreign
			Redemptions,	exchange
	Beginning	Issued or	repayments	movement		End of
(millions)	of period	received	or payments	(Note 4(e))	Other	period
THREE-MONTH PERIOD ENDED JUNE 30, 2020
Dividends payable to holders of Common Shares	$371	$—	$(371)	$—	$372	$372
Dividends reinvested in shares from Treasury	—	—	131	—	(131)	—
	$371	$—	$(240)	$—	$241	$372
Short-term borrowings	$100	$—	$—	$—	$—	$100
Long-term debt
TELUS Corporation senior notes	$14,763	$1,000	$(900)	$(132)	$(2)	$14,729
TELUS Corporation commercial paper	459	—	(454)	(5)	—	—
TELUS Communications Inc. debentures	621	—	—	—	1	622
TELUS International (Cda) Inc. credit facility	1,285	—	(68)	(50)	—	1,167
Other	281	—	(3)	—	1	279
Lease liabilities	1,699	—	(81)	(6)	109	1,721
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt – liability (asset)	(655)	461	(434)	158	78	(392)
	18,453	1,461	(1,940)	(35)	187	18,126
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt	—	(461)	461	—	—	—
	$18,453	$1,000	$(1,479)	$(35)	$187	$18,126
THREE-MONTH PERIOD ENDED JUNE 30, 2021
Dividends payable to holders of Common Shares	$404	$—	$(404)	$—	$428	$428
Dividends reinvested in shares from Treasury	—	—	153	—	(153)	—
	$404	$—	$(251)	$—	$275	$428
Short-term borrowings	$100	$—	$—	$—	$—	$100
Long-term debt
TELUS Corporation senior notes	$14,987	$1,250	$—	$(42)	$(11)	$16,184
TELUS Corporation commercial paper	918	—	(700)	(21)	—	197
TELUS Communications Inc. debentures	622	—	(175)	—	1	448
TELUS International (Cda) Inc. credit facility	1,168	—	(60)	(13)	(3)	1,092
Other	320	—	(3)	—	—	317
Lease liabilities	1,757	—	(124)	(3)	64	1,694
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	61	707	(741)	68	(33)	62
	19,833	1,957	(1,803)	(11)	18	19,994
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(707)	707	—	—	—
	$19,833	$1,250	$(1,096)	$(11)	$18	$19,994

		Statement of cash flows		Non-cash changes
				Foreign
			Redemptions,	exchange
	Beginning	Issued or	repayments	movement		End of
(millions)	of period	received	or payments	(Note 4(e))	Other	period
SIX-MONTH PERIOD ENDED JUNE 30, 2020
Dividends payable to holders of Common Shares	$352	$—	$(723)	$—	$743	$372
Dividends reinvested in shares from Treasury	—	—	261	—	(261)	—
	$352	$—	$(462)	$—	$482	$372
Short-term borrowings	$100	$200	$(200)	$—	$—	$100
Long-term debt
TELUS Corporation senior notes	$14,479	$1,000	$(900)	$150	$—	$14,729
TELUS Corporation commercial paper	1,015	612	(1,692)	65	—	—
TELUS Communications Inc. debentures	621	—	—	—	1	622
TELUS International (Cda) Inc. credit facility	431	765	(68)	45	(6)	1,167
Other	267	—	(191)	—	203	279
Lease liabilities	1,661	—	(165)	17	208	1,721
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(37)	1,699	(1,650)	(194)	(210)	(392)
	18,437	4,076	(4,666)	83	196	18,126
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(1,699)	1,699	—	—	—
	$18,437	$2,377	$(2,967)	$83	$196	$18,126
SIX-MONTH PERIOD ENDED JUNE 30, 2021
Dividends payable to holders of Common Shares	$403	$—	$(807)	$—	$832	$428
Dividends reinvested in shares from Treasury	—	—	305	—	(305)	—
	$403	$—	$(502)	$—	$527	$428
Short-term borrowings	$100	$—	$—	$—	$—	$100
Long-term debt
TELUS Corporation senior notes	$15,021	$1,250	$—	$(79)	$(8)	$16,184
TELUS Corporation commercial paper	731	975	(1,478)	(31)	—	197
TELUS Communications Inc. debentures	622	—	(175)	—	1	448
TELUS International (Cda) Inc. credit facility	1,804	—	(684)	(26)	(2)	1,092
Other	273	—	(8)	—	52	317
Lease liabilities	1,837	—	(247)	(9)	113	1,694
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	120	1,492	(1,532)	91	(109)	62
	20,408	3,717	(4,124)	(54)	47	19,994
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(1,492)	1,492	—	—	—
	$20,408	$2,225	$(2,632)	$(54)	$47	$19,994